Income Taxes - Schedule of Income Tax (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense Benefit Continuing Operations [Abstract]
Current	$ 6,947,000	$ 4,713,000	$ 2,444,000
State	270,000	307,000	45,000
Deferred	(2,277,000)	663,000	151,000
Income tax expense	$ 4,940,000	$ 5,683,000	$ 2,640,000